Stock Option Plan - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options shares granted			416,919		497,417	306,804
Weighted-average grant date fair value per share					$ 4.32	$ 3.60
Weighted-average exercise price per share			$ 8.63		$ 6.18	1.99
Weighted average grant date fair value of common stock						$ 4.38
Stock options grant date fair value					$ 2,100,000	$ 1,200,000
Number of stock options, exercises intrinsic value					$ 100,000	$ 200,000
Number of stock options shares vested					300,000	300,000
Stock option vested value					$ 900,000	$ 600,000
Stock options, outstanding	943,610		943,610		768,239	348,660	142,037
Stock-based compensation expense			$ 1,155,000	$ 874,000	$ 1,170,000	$ 716,000
Expected dividend yield					0
Stock options related expense	$ 431,000	$ 295,000	$ 1,155,000	$ 874,000	1,170,000	$ 716,000
Unrecognized stock-based compensation cost related to outstanding unvested stock options that are expected to vest					$ 1,300,000
Unrecognized stock-based compensation cost, expected period to be recognized					1 year 8 months 19 days
2015 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			48 months			48 months
Shares not vested and subject to repurchase	100,000		100,000		200,000	400,000
Cash received from early exercise of unvested options	$ 100,000		$ 100,000		$ 200,000	$ 500,000
2015 Stock Plan | Employees, Officers, Directors, Advisors, and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Performance-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested value					$ 0.2	$ 0.2
Stock options, outstanding					25,000	33,333
Stock-based compensation expense					$ 0	$ 0
Share-based Payment Arrangement, Option | 2015 Stock Plan | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options shares granted					4,166	33,332
Stock options related expense					$ 100,000	$ 100,000
Maximum | 2015 Stock Plan | Employees, Officers, Directors, Advisors, and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, expiration period					10 years